SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation

(a)    Principles of Consolidation

The accompanying consolidated financial statements include the financial statements of GDS Holdings Limited, its subsidiaries and consolidated variable interest entities (“VIEs”) for which the Company is the primary beneficiary. The VIEs are Beijing Wanguo Chang’an Science and Technology Co., Ltd., (“GDS Beijing”) and Shanghai Shu’an Data Services Co., Ltd., (“GDS Shanghai”).

In certain regions of the PRC, the Company’s operations are conducted through VIEs to comply with the PRC laws and regulations, which prohibit foreign investments in companies that are engaged in data center related business in those regions. Individuals acting as nominee equity holders hold the legal equity interests of the VIEs on behalf of the Company. The equity holders of the VIEs are the CEO of the Company and his relative.

Prior to the internal restructuring (the “2016 Variable Interest Entity Restructuring”), the Company primarily conducted its operations through Global Data Solutions Co., Ltd. (“GDS Suzhou”), a wholly owned subsidiary. Shanghai Waigaoqiao EDC Technology Co, Ltd., or EDC Shanghai Waigaoqiao also conducted operations. In order to adapt to the new regulatory requirements in China, the Company completed the 2016 Variable Interest Entity Restructuring whereby GDS Suzhou and EDC Shanghai Waigaoqiao were converted into PRC domestic companies that are wholly owned by GDS Beijing on April 13, 2016 and August 9, 2016, respectively. Prior to the internal restructuring, GDS Beijing was a VIE of GDS Suzhou through a series of contractual agreements, including the equity interest pledge agreements, shareholder voting rights proxy agreement, exclusive technology license and service agreements, exclusive call option agreements and loan agreements (collectively, the “VIE Agreements”). The conversion of GDS Suzhou and EDC Shanghai Waigaoqiao into PRC domestic companies were accomplished by way of transferring all of the equity interests in GDS Suzhou and EDC Shanghai Waigaoqiao to GDS Beijing. In connection with the internal restructuring, the VIE Agreements between GDS Beijing and GDS Suzhou were terminated and concurrently, new contractual VIE Agreements were entered into between GDS Beijing and Shanghai Free Trade Zone GDS Management Co., Ltd. (“GDS Management Company”), a newly-established subsidiary of the Company. The terms of the new contractual arrangements between GDS Beijing and GDS Management Company are identical to the terms of the VIE Agreements between GDS Beijing and GDS Suzhou. The Company continues to be the primary beneficiary of the VIEs following the completion of the internal restructuring.

Since the entities involved in the 2016 Variable Interest Entity Restructuring are all under common control and the Company is the primary beneficiary of GDS Beijing at the time of transfer, the net assets of GDS Suzhou and EDC Shanghai Waigaoqiao transferred to GDS Beijing is recorded at the same amounts at which the assets and liabilities would have been measured if they had not been transferred. That is, no gain or loss is recognized because of such transfer.

The following is a summary of the contractual VIE Agreements entered among GDS Management Company, the VIEs, and the shareholders of the VIEs.

Equity Interest Pledge Agreements. Pursuant to the equity interest pledge agreements, each shareholder of the VIEs has pledged all of his or her equity interest in the VIEs as a continuing first priority security interest, as applicable, to respectively guarantee the VIEs and their shareholders’ performance of their obligations under the relevant contractual arrangement, which include the exclusive technology license and service agreement, loan agreement, exclusive call option agreement, shareholder voting rights proxy agreement and, only with respect to GDS Shanghai, an intellectual property rights license agreement. If the VIEs or any of their shareholders breach their contractual obligations under these agreements, GDS Management Company, as pledgee, will be entitled to certain rights regarding the pledged equity interests, including receiving proceeds from the auction or sale of all or part of the pledged equity interests of the VIEs in accordance with PRC law. Each of the shareholders of the VIEs agrees that, during the term of the equity interest pledge agreements, he or she will not dispose of the pledged equity interests or create or allow creation of any encumbrance on the pledged equity interests without the prior written consent of GDS Management Company. The equity interest pledge agreements remain effective until the VIEs and their shareholders discharge all their obligations under the contractual arrangements.

Shareholder Voting Rights Proxy Agreement. Pursuant to the shareholder voting rights proxy agreements, each shareholder of the VIEs has irrevocably appointed the PRC citizen(s) as designated by GDS Management Company to act as such shareholder’s exclusive attorney-in-fact to exercise all shareholder rights, including, but not limited to, voting on all matters of the VIEs requiring shareholder approval, disposing of all or part of the shareholder’s equity interest in the VIEs, and appointing directors and executive officers. GDS Management Company is also entitled to change the appointment   by designating another PRC citizen(s) to act as exclusive attorney-in-fact of the shareholders of the VIEs with prior notice to such shareholders. Each shareholder voting rights proxy agreement will remain in force for so long as the shareholder remains a shareholder of the VIE.

Exclusive Technology License and Service Agreements.  Under the exclusive technology license and service agreements, GDS Management Company licenses certain technology to the VIEs and GDS Management Company has the exclusive right to provide the VIEs with technical support, consulting services and other services. Without GDS Management Company’s prior written consent, the VIEs agree not to accept the same or any similar services provided by any third party.  The VIEs agree to pay service fees on a yearly basis and at an amount equivalent to all of its net profits as confirmed by GDS Management Company.  GDS Management Company owns the intellectual property rights arising   out of its performance of these agreements. In addition, the VIEs have granted GDS Management Company an exclusive right to purchase or to be licensed with any or all of the intellectual property rights of the VIEs at the lowest price permitted under PRC law. Unless otherwise agreed by the parties, these agreements will continue to remain effective at all times.

Intellectual Property Rights License Agreement. Pursuant to an intellectual property rights license agreement between GDS Management Company and GDS Shanghai, GDS Shanghai has granted GDS Management Company an exclusive license to use for free any or all of the intellectual property rights owned by GDS Shanghai  from time to time, and without the parties’  prior  written consent, GDS  Shanghai cannot take any actions, including without limitation to, transferring or licensing outside its ordinary course of business any intellectual property rights to any third parties, which may affect or undermine GDS Management Company’s use of the licensed intellectual property rights from GDS Shanghai. The parties have also agreed under the agreement that GDS Management Company should own the new intellectual property rights developed by it regardless whether such development is dependent on any of the intellectual property rights owned by GDS Shanghai. This agreement can only be early terminated by prior mutual consent of the parties and need to be renewed upon GDS Management Company’s unilateral request.

Exclusive Call Option Agreements. Pursuant to the exclusive call option agreements, the shareholders of the VIEs have irrevocably granted GDS Management Company an exclusive option to purchase, or have its designated person or persons to purchase, at its discretion, to the extent permitted under PRC law, all or part of such shareholders’ equity interests in the VIEs. The purchase price should equal to the minimum price required by PRC law or such other price as may be agreed by the parties in writing. Without GDS Management Company’s prior written consent, the shareholders of the VIEs have agreed that the VIEs shall not amend the articles of association, increase or decrease the registered capital, sell or otherwise dispose of their assets or beneficial interest, create or allow any encumbrance on their assets or other beneficial interests, provide any loans, or distribute dividends to the shareholders. These agreements will remain effective until all equity interests of the VIEs have been transferred or assigned to GDS Management Company or its designated person(s).

Loan Agreements. Pursuant to the loan agreements between GDS Management and the shareholders of the VIEs, GDS Management agrees to extend loans in an aggregate amount of RMB310,100 to the shareholders of the VIEs solely for their capitalization or equity contribution into the VIEs. Pursuant to the loan agreements,  GDS  Management Company has the right to require  repayment of the loans upon delivery of thirty-day’s prior notice to the shareholders, and the shareholders can repay the loans by either sale of their equity interests in the VIEs to GDS Management Company or its designated person(s) pursuant to their respective exclusive option agreements, or other methods as determined by GDS Management Company pursuant to its articles of association and the applicable PRC laws and regulations.

Under the terms of the VIE Agreements, the Company has (i) the right to receive service fees on a yearly basis  at an amount equivalent to all of the net profits of the VIEs under the exclusive technology license and services agreements when such services are provided; (ii) the right to receive all dividends declared by the VIEs and the right to all undistributed earnings of the VIEs; (iii) the right to receive the residual benefits of the VIEs through its exclusive option to acquire 100% of the equity interests in the VIEs, to the extent permitted under PRC law; and (iv) the right to require each of the shareholder of the VIEs to appoint the PRC citizen(s) as designated by GDS Management Company to act as such shareholder’s exclusive attorney-in-fact to exercise all shareholder rights, including, but not limited to, voting on all matters of the VIEs requiring shareholder approval, disposing of all or part of the shareholder’s equity interest in the VIEs, and appointing directors and executive officers.

In accordance with ASC 810-10-25-38A, the Company has a controlling financial interest in the VIEs because the Company has (i) the power to direct activities of the VIEs that most significantly impact the economic performance of the VIEs; and (ii) the obligation to absorb the expected losses and the right to receive expected residual return of the VIEs that could potentially be significant to the VIEs. The terms of the VIE Agreements and the Company’s financial support to the VIEs were considered in determining that the Company is the primary beneficiary of the VIEs. Accordingly, the financial statements of the VIEs are consolidated in the Company’s consolidated financial statements.

Under the terms of the VIE Agreements, the VIEs’ equity holders have no rights to the net assets nor have the obligations to fund the deficit, and such rights and obligations have been vested to the Company. All of the equity (net assets) or deficits (net liabilities) and net income (loss) of the VIEs are attributed to the Company.

The Company has been advised by its PRC legal counsel that each of the VIE agreements is valid, binding and enforceable in accordance with its terms and applicable PRC laws and the ownership structure of the VIEs does not violate applicable PRC Laws. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and future PRC laws and regulations. There can be no assurance that the PRC authorities will take a view that is not contrary to or otherwise different. If the current ownership structure of the Company and the VIE Agreements are determined to be in violation of any existing or future PRC laws and regulations, the PRC government could:

•	Levy fines on the Company or confiscate income of the Company;

•	Revoke or suspend the VIEs’ business or operating licenses;

•	Discontinue or place restrictions or onerous conditions on VIE’s operations;

•	Require the Company to discontinue their operations in the PRC;

•	Require the Company to undergo a costly and disruptive restructuring;

•	Take other regulatory or enforcement actions that could be harmful to the Company’s business.

The imposition of any of these government actions could result in the termination of the VIE agreements, which would result in the Company losing the (i) ability to direct the activities of the VIEs and (ii) rights to receive substantially all the economic benefits and residual returns from the VIEs and thus result in the deconsolidation of the VIEs in the Company’s consolidated financial statements.

The assets and liabilities of the VIEs are presented parenthetically on the face of the consolidated balance sheets. Net revenue, net income, operating, investing and financing cash flows of the VIEs that were included in the Company’s consolidated financial statements for the years ended December 31, 2014, 2015 and 2016 are as follows:

	Years ended December 31,
	2014	2015	2016
Net revenue	9,244	30,598	846,168
Net (loss) income	(4,799)	(5,327)	22,246
Net cash (used in) provided by operating activities	(1,034)	8,631	239,624
Net cash used in investing activities	(20)	(1,456)	(158,681)
Net cash provided by financing activities	—	—	304,973

The unrecognized revenue producing assets that are held by the VIEs comprise of internally developed software, intellectual property and trademarks which were not recorded on the Company’s consolidated balance sheets as they do not meet all the capitalization criteria.

Use of estimates

(b)    Use of estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include, but are not limited to, the useful lives of long-lived assets, the fair values of assets acquired and liabilities assumed and the consideration transferred in a business combination, the fair value of the reporting unit for the goodwill impairment test, the allowance for doubtful accounts receivable, the realization of deferred income tax assets, the fair value of share-based compensation awards, the recoverability of long-lived assets and the fair value of the asset retirement obligation. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Cash and cash equivalents

(c)    Cash and cash equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. The Company does not have any cash equivalents as of December 31, 2015 and 2016.

Restricted cash

(d)    Restricted cash

Restricted cash represents amounts held by banks, which are not available for the Company’s use, as security for issuance of commercial acceptance notes relating to purchase of property and equipment, letters of guarantee or bank borrowings and the related interest. Upon maturity of the commercial acceptance notes, letters of guarantee and repayment of bank borrowings, the deposits are released by the bank and available for general use by the Company.  Restricted cash is reported within cash flows from operating, investing or financing activities in the consolidated statements of cash flows with reference to the purpose of the restriction.

Fair value of financial instruments

(e)    Fair value of financial instruments

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels (note 16 to the consolidated financial statements):

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

Accounts receivable

(f)    Accounts receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and customers’ financial condition, the amount of receivables in dispute, the accounts receivables aging, and the customers’ repayment patterns. The Company reviews its allowance for doubtful accounts on a customer-by-customer basis. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure related to its customers.

Property and equipment

(g)    Property and equipment

Property and equipment are carried at cost less accumulated depreciation and any recorded   impairment. Property and equipment acquired under capital leases are initially recorded at the present value of minimum lease payments.

Gains or losses arising from the disposal of an item of property and equipment are determined based on the difference between the net disposal proceeds and the carrying amount of the item and are recognized in profit or loss on the date of disposal.

The estimated useful lives are presented below.

Buildings	20 - 30 years
Data center equipment
- Machinery	10 - 20 years
- Other equipment	3 - 5 years
Leasehold improvement	Shorter of the lease term and the
estimated useful lives of the assets
Furniture and office equipment	3 - 5 years
Vehicles	5 years

Construction in progress primarily consists of the cost of data center buildings and the related construction expenditures that are required to prepare the data center buildings for their intended use.

No depreciation is provided in respect of construction in progress until it is substantially completed and ready for its intended use. Once a data center building is ready for its intended use and becomes operational, construction in progress is allocated to the property and equipment categories and is depreciated over the estimated useful life of the underlying assets.

Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets. For assets acquired under a capital lease, the assets are amortized in a manner consistent with the Company’s normal depreciation policy for owned assets if the lease transfers ownership to the Company by the end of the lease term or contains a bargain-purchase-option. Otherwise, assets acquired under a capital lease are amortized over the lease term.

Long-lived assets held for sale

(h)    Long-lived assets held for sale

Long-lived assets are classified as held-for-sale if: (1) the Company has committed to a plan to sell the assets that are available for sale in its present condition, including initiating actions to complete the sale that is probable to qualify for as a completed sale within one year; (2) it is unlikely that significant changes to the plan will be made or the plan will be withdrawn; (3) the assets are being marketed for sale at a price that is reasonable in related to its current value. Long-lived assets held for sale are recorded at the lower of carrying value and fair value less cost to sell. A loss shall be recognized for any initial or subsequent write-down to fair-value less cost to sell. Long-lived assets held for sale are not depreciated while classified as held for sale.

In August 2014, the Company entered into an agreement with a customer for the development, construction and sale of an ancillary property and the related land right. As of December 31, 2016, all the conditions precedent to the sale of the property have not been performed, and therefore no revenue or income was recognized during the periods presented. The cost of the property held for sale of RMB9,075 is recorded in other current assets (note 4).

Leases

(i)    Leases

Leases are classified at the lease inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. The Company records a capital lease as an asset and an obligation at an amount equal to the present value at the beginning of the lease term of minimum lease payments during the lease term.

The Company records an asset and related financing obligation for the estimated construction costs under build-to-suit lease arrangements where it is considered the owner for accounting purposes, to the extent the Company is involved in the construction of the building or structural improvements or has construction risk prior to commencement of a lease. Upon completion of the construction and commencement of the lease terms, the Company assesses whether these arrangements qualify for sales recognition under the deemed sale-leaseback transaction. If the arrangements do not qualify for sales recognition under the sale-leaseback accounting guidance, the Company continues to be the deemed owner of the build-to-suit assets for financial reporting purposes. The Company keeps the construction costs of the assets on its balance sheet. In addition, lease payments less the portion considered to be interest expense decrease the financing liability.

As of December 31, 2015 and 2016, assets under capital leases and other financing obligations represent data center buildings and data center equipment.

Rental costs on operating leases are charged to expense on a straight-line basis over the lease term. Certain operating leases contain rent holidays and escalating rent. Rent holidays and escalating rent are considered in determining the straight-line rent expense to be recorded over the lease term. Rental costs associated with building operating leases that are incurred during the construction of leasehold improvements and to otherwise ready the property for the Company’s intended use are recognized as rental expenses and are not capitalized.

Asset retirement costs

(j)    Asset retirement costs

The Company’s asset retirement obligations are primarily related to its data center buildings, of which the majority are leased under long-term arrangements, and, in certain cases, are required to be returned to the landlords in their original condition.

The fair value of a liability for an asset retirement obligation is recognized in the period in which it is incurred. The corresponding asset retirement costs are capitalized as part of the cost of leasehold improvements and are depreciated over the shorter of the asset or the term of the lease subsequent to the initial measurement. The Company accretes the liability in relation to the asset retirement obligations over time and the accretion expense is recorded in cost of revenue.

Asset retirement obligations are recorded in other long-term liabilities. The following table summarizes the activity of the asset retirement obligation liability:

Asset retirement obligations as of January 1, 2014	—
Additions	2,148
Accretion expense	73

Asset retirement obligations as of December 31, 2014	2,221
Additions	3,299
Accretion expense	255

Asset retirement obligations as of December 31, 2015	5,775
Additions	2,942
Accretion expense	588

Asset retirement obligations as of December 31, 2016	9,305

Intangible assets

(k)    Intangible assets

Intangible assets acquired in the acquisition comprised of customer relationships and favorable leases.

The weighted-average amortization period by major intangible asset class is as follows:

Customer relationships	5-8 years
Favorable lease	20 years

Customer relationships represent the orders, backlog and customer lists, which arise from contractual rights or through means other than contracts. Customer relationships are amortized using a straight-line method, as the pattern in which the economic benefits of the intangible assets are consumed or used up cannot be reliably determined.

Favorable lease is recognized as an intangible asset if the terms of the acquiree’s operating lease are favorable relative to market terms. Favorable lease is amortized on a straight-line method over the lease term.

Prepaid land use rights

(l)    Prepaid land use rights

The land use rights represent the amounts paid and relevant costs incurred for the rights to use land in the PRC and are carried at cost less accumulated amortization. Amortization is provided on a straight-line basis over the term of the land use right of 50 years.

Goodwill

(m)    Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in the acquisition that are not individually identified and separately recognized.

Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit. Application of the goodwill impairment test requires judgment, including the identification of the reporting unit, assignment of assets and liabilities to the reporting unit, assignment of goodwill to the reporting unit, and determination of the fair value of each reporting unit.

The Company has the option to perform a qualitative assessment to determine whether it is more-likely-than not that the fair value of a reporting unit is less than its carrying value prior to performing the two-step goodwill impairment test. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. If the two-step goodwill impairment test is required, first, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less   than its carrying amount, an indication of goodwill impairment exists for the reporting unit and the Company performs step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. No impairment losses were recorded for goodwill for the years ended December 31, 2014, 2015 and 2016.

Impairment of long-lived assets

(n)    Impairment of long-lived assets

Long-lived assets, such as property and equipment, intangible assets subject to amortization and prepaid land use rights are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. No impairment losses were recorded for long-lived assets for the years ended December 31, 2014, 2015 and 2016.

Value-added-tax ("VAT")

(o)    Value-added-tax (“VAT”)

Entities that are VAT general taxpayers are permitted to offset qualified input VAT paid to suppliers against their output VAT upon receipt of appropriate supplier VAT invoices on an entity by entity basis. When the output VAT exceeds the input VAT, the difference is remitted to tax authorities, usually on a monthly basis; whereas when the input VAT exceeds the output VAT, the difference is treated as VAT recoverable which can be carried forward indefinitely to offset future net VAT payables. VAT related to purchases and sales which have not been settled at the balance sheet date is disclosed separately as an asset and liability, respectively, in the consolidated balance sheets.

As of December 31, 2016, the Company recorded a VAT recoverable of RMB72,958 (2015:RMB 59,680) in current assets and RMB98,863 (2015: RMB nil) in non-current assets and VAT payables of RMB5,954 (2015: RMB2,962) in accrued expenses and other payables, in the consolidated balance sheets.

Derivative financial instruments

(p)    Derivative financial instruments

Derivative financial instruments are recognized initially at fair value. At the end of each reporting period, the fair value is remeasured. The gain or loss on remeasurement to fair value is recognized immediately in profit or loss.

Commitment and contingencies

(q)    Commitment and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Revenue recognition

(r)    Revenue recognition

The Company recognizes revenue when delivery of the service or product has occurred, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and the sales price is fixed or determinable.

These criteria as they relate to each of the following major revenue generating activities are described below.

The Company derives revenue primarily from the delivery of (i) colocation services; (ii) managed hosting services and; (iii) managed cloud services. The remainder of the Company’s revenue is from IT equipment sales that are either sold on a stand-alone basis or bundled in a managed hosting service contract arrangement and consulting services.

Colocation services are services where the Company provides space, power and cooling to customers for housing and operating their IT system equipment in the Company’s data centers. Colocation services are provided to customers for a fixed amount over the contract service period, ranging from 1 to 6 years. Revenues from colocation services are recognized on a straight line basis over the term of the contract. The Company has determined that its performance pattern to be straight line since the customer receives value as the services are rendered continuously during the term of the contract, the earning process is straight-line, and there is no other discernible performance pattern of recognition.

Managed hosting services are services where the Company provides outsourced services to manage the customers’ data center operations, including data migration, IT operations, security and data storage. Managed hosting services are primarily provided to financial institution customers as a business continuity and disaster recovery solution. Managed hosting services are provided to customers for a fixed amount over the contract service period ranging from 1 to 6 years. Revenues from managed hosting services are recognized on a straight line basis over the term of the contract. The Company has determined that its performance pattern to be straight line since the customer receives value as the services are rendered continuously during the term of the contract, the earning process is straight-line, and there is no other discernible performance pattern of recognition.

In certain colocation and managed hosting service contracts, the Company agrees with the customers that the Company will charge the customers for the actual power consumption. The Company records the chargeable power consumption as service revenue in the consolidated statements of operations.

Revenue recognized for colocation or managed hosting and cloud services delivered prior to billing is recorded within accounts receivable. The Company generally bills the customer in equal instalments on a monthly or quarterly basis.

Cash received in advance from customers prior to the delivery of the colocation or managed hosting and cloud services is recorded as deferred revenue.

Managed cloud services are services where the Company delivers virtual storage and computing services to customers. Managed cloud services are provided to customers for a fixed amount over the subscription period, ranging from 1 to 3 years. Revenues from managed cloud services are recognized ratably over the subscription period once all requirements for recognition have been met, including provisioning the service so that it is available to the customers.

The sale of IT equipment is recognized when delivery has occurred and the customer accepts the equipment and the Company has no performance obligation after the delivery.

In certain managed hosting service contracts, the Company sells and delivers IT equipment such as servers and computer terminals prior to the delivery of the services.  Since the delivered item has value to the customer on a standalone basis and there is no general right of return for the equipment, the equipment is considered a separate unit of accounting. Accordingly, the contract consideration is allocated to the equipment and the managed hosting services based on their relative standalone selling prices. The consideration allocated to the delivered equipment is not contingent on the delivery of the services or meeting other specified performance conditions. That is, payment on the equipment is due upon the delivery of the equipment and is not contingent upon the delivery of the undelivered services.

Consulting services are provided to customers for a fixed amount over the service period, usually less than one year. The Company’s consulting contracts do not specify any interim milestones, (other than for payment based on passage of time), or deliverables. The Company recognizes revenues from consulting services using the proportional performance method based on the pattern of service provided to the customers.

Sales taxes collected from customers and remitted to governmental authorities are excluded from revenues in the consolidated statements of operations.

Cost of revenues

(s)    Cost of revenues

Cost of revenues consists primarily of utility costs, depreciation of property and equipment, rental costs, labor costs and other costs directly attributable to the provision of the service revenue.

Research and development and advertising costs

(t)    Research and development and advertising costs

Research and development and advertising costs are expensed as incurred. Research and development costs amounted to RMB1,597, RMB3,554 and RMB9,100 in 2014, 2015 and 2016, respectively. Research and development costs consist primarily of payroll and related personnel costs for developing or significantly improving the Company’s services and products.

Advertising costs amounted to RMB2,363, RMB4,128 and RMB8,942 in 2014, 2015 and 2016, respectively.

Start-up costs

(u)    Start-up costs

Pre-operating or start-up costs incurred prior to operating a new data center are expensed as incurred and consist primarily of rental costs of operating leases of buildings during the construction of leasehold improvements and other miscellaneous costs incurred prior to the operation of the data centers. Start-up costs amounted to RMB16,217, RMB25,659 and RMB12,976 were recorded in general and administrative expenses in in 2014, 2015 and 2016, respectively.

Government grants

(v)    Government grants

Government grants are recognized when received and when all the conditions for their receipt have been met. Subsidies that compensate the Company for expenses incurred are recognized as a reduction of expenses in the consolidated statements of operations. Subsidies that are not associated with expenses are recognized as other income.

Subsidies for the acquisition of property and equipment are recorded as a liability until earned and then depreciated over the useful life of the related assets as a reduction of the depreciation charges. Subsidies for obtaining the rights to use land are recorded as a liability until earned and then amortized over the land use right period as a reduction of the amortization charges of the related land use rights. In 2010 and 2011, the Company received government subsidies that required the Company to operate in a particular area for a certain period. The Company recorded the subsidies in other long-term liabilities when the subsidies were received and subsequently recognized as government subsidy income ratably over the period the Company is required to operate in the area.

As of December 31, 2015 and 2016, deferred government grants of RMB16,268 and RMB14,051 are recorded in other long-term liabilities in the consolidated balance sheets.

Capitalized interest

(w)    Capitalized interest

A reconciliation of total interest costs to ‘‘Interest expenses’’ as reported in the consolidated statements of operations for 2014, 2015 and 2016 is as follows:

	Years ended December 31,
	2014	2015	2016

Total interest costs	136,458	138,260	324,085
Less: interest costs capitalized	(4,550)	(11,359)	(58,851)

Interest expenses	131,908	126,901	265,234

Interest costs that are directly attributable to the construction of an asset which necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of that asset. The capitalization of interest costs as part of the cost of a qualifying asset commences when expenditure for the asset is being incurred, interest costs are being incurred and activities that are necessary to prepare the asset for its intended use or sale are in progress. Capitalization of interest costs is ceased when the asset is substantially complete and ready for its intended use.

Debt issuance costs

(x)    Debt issuance costs

Debt issuance costs are capitalized and are amortized over the life of the related loans based on the effective interest method. Such amortization is included as a component of interest expense.

The Company early adopted Accounting Standards Update 2015-03, Interest—Imputation of Interest (‘‘ASU 2015-03’’), during the year ended December 31, 2015. In accordance with ASU 2015-03, debt issuance costs of RMB23,908 and RMB74,246 are presented as a reduction of debt as of December 31, 2015 and 2016, respectively.

Income tax

(y)    Income tax

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administrative expenses.

In the fourth quarter of 2016, the Company early adopted Accounting Standards Update (“ASU”) No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, and prior periods were not retrospectively adjusted (note 2(ee)).

Share-based compensation

(z)    Share-based compensation

The Company accounts for the compensation cost from share-based payment transactions with employees based on the grant-date fair value of the equity instrument issued. The grant-date fair value of the award is recognized as compensation expense, net of estimated forfeitures, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period.  When no future services are required to be performed by the employee in exchange for an award of equity instruments, and if such award does not contain a performance or market condition, the cost of the award is expensed on the grant date. The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date.

Awards granted to employees with performance conditions attached are measured at fair value on the grant date and are recognized as the compensation expenses in the period and thereafter when the performance goal becomes probable to achieve. Awards granted to employees with market conditions attached are measured at fair value on the grant date and are recognized as the compensation expenses over the estimated requisite service period, regardless of whether the market condition has been satisfied if the requisite service period is fulfilled.

The Company recognizes the estimated compensation cost of service-based restricted share based on the fair value of its ordinary shares on the date of the grant. The Company recognizes the compensation cost, net of estimated forfeitures, over its respective vesting term. The Company recognizes the estimated compensation cost of performance-based restricted share based on the fair value of its ordinary shares on the date of the grant. The rewards are earned upon attainment of identified performance goals. The Company recognizes the compensation cost, net of forfeitures, over the performance period. The Company also adjusts the compensation cost based on the probability of performance goal achievement at the end of each reporting period.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option and restricted share units forfeitures and record stock-based compensation expense only for those awards that are expected to vest.

Share-based payment transactions with nonemployees in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the earlier of either the date on which the counterparty’s performance is complete or the date at which a commitment for performance by the counterparty to earn the equity instrument is reached.

For further information on stock-based compensation, see Note 18 below.

Employee benefits

(aa)   Employee benefits

Pursuant to relevant PRC regulations, the Company is required to make contributions to various defined contribution plans organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at rates ranging from 28% to 49% on a standard salary base as determined by local social security bureau. Contributions to the defined contribution plans are charged to the consolidated statements of operations when the related service is provided.

Foreign currency translation and foreign currency risks

(bb)   Foreign currency translation and foreign currency risks

The functional currency of GDS Holdings is the USD, whereas the functional currency of its PRC subsidiaries and consolidated VIEs is the RMB.

Foreign currency transactions during the period are translated at the foreign exchange rates ruling at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rates ruling at the end of the reporting period. Exchange gains and losses are recognized in profit or loss and are reported in foreign currency exchange (loss) gain on a net basis.

The results of foreign operations are translated into RMB at the exchange rates approximating the foreign exchange rates ruling at the dates of the transactions. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year.

Translation adjustments are reported in other comprehensive income and accumulated in the translation adjustment component of equity until the sale or liquidation of the foreign entity.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB to foreign currencies. The value of the RMB is subject to changes of central government policies and international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company’s cash and restricted cash denominated in RMB amounted to RMB200,004 and RMB501,125 as of December 31, 2015 and 2016, respectively. As of December 31, 2016, the Company’s cash and restricted cash were deposited in major financial institutions located in PRC, Hong Kong, and Cayman Island financial institutions, and were denominated in the following currencies:

	RMB	USD	HKD	JPY	EUR
In PRC	491,631	32,783	—	—	—
In Hong Kong	9,494	153,307	12,546	6,592	96
In Cayman Island	—	4,993	—	—	—

Total in original currency	501,125	191,083	12,546	6,592	96

RMB equivalent	501,125	1,325,547	11,222	394	704

Concentration of credit risk

(cc)   Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of cash and cash equivalent, restricted cash, and accounts receivable. The Company’s investment policy requires cash and cash equivalents and restricted cash to be placed with high-quality financial institutions and to limit the amount of credit risk from any one issuer. The Company regularly evaluates the credit standing of the counterparties or financial institutions.

The Company conducts credit evaluations on its customers prior to delivery of goods or services. The assessment of customer creditworthiness is primarily based on historical collection records, research of publicly available information and customer on-site visits by senior management. Based on this analysis, the Company determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Company will not deliver the services or sell the products to the customer or require the customer to pay cash, post letters of credit to secure payment or to make significant down payments. Historically, credit losses on accounts receivable have been insignificant.

Earnings (loss) per share

(dd)   Earnings (loss) per share

Basic earnings (loss) per ordinary share is computed by dividing net income (loss) attributable to the Company’s ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method.  Under the two-class method, net income (loss) attributable to the Company’s ordinary shareholders is allocated between ordinary shares and other participating securities based on participating rights in undistributed earnings. The Company’s preferred shares (note 15) are participating securities since the holders of these securities participate in dividends on the same basis as ordinary shareholders. These participating securities are not included in the computation of basic loss per ordinary share in periods when the Company reports net loss, because these participating security holders have no obligation to share in the losses of the Company.

Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to the Company’s ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the year.  Ordinary share equivalents include the ordinary shares issuable upon the exercise of the outstanding share options (using the treasury stock method) and conversion of redeemable preferred shares and convertible bonds (using the as-if-converted method). Potential dilutive securities are not included in the calculation of diluted earnings (loss) per share if the impact is anti-dilutive.

Recently Adopted and Issued Accounting Standards

(ee)   Recently Adopted Accounting Standards

In November 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. This ASU simplifies the presentation of deferred income taxes by requiring that all deferred tax liabilities and assets be classified as long-term on the balance sheet. The Company early adopted ASU 2015-17 in the fourth quarter of 2016 and prior periods were not retrospectively adjusted.

(ff)   Recently Issued Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, and has subsequently issued several supplemental and/or clarifying ASUs (collectively “ASC 606”). ASC 606 prescribes a single common revenue standard that replaces most existing U.S. GAAP revenue recognition guidance. ASC 606 outlines a five-step model, under which the Company will recognize revenue as performance obligations within a customer contract are satisfied. ASC 606 is intended to provide more consistent interpretation and application of the principles outlined in the standard across filers in multiple industries and within the same industries compared to current practices, which should improve comparability. ASC 606 is effective for public companies for fiscal years beginning after December 15, 2017. Upon adoption, the Company must elect to adopt either retrospectively to each prior reporting period presented or using the cumulative effect transition method with the cumulative effect of initial adoption recognized at the date of initial application. The Company is continuing to assess the effect of adoption by analyzing current portfolio of customer contracts, including a review of historical accounting policies and practices to identify potential differences in applying the guidance of ASC 606. Based on the preliminary review of its customer contracts, the Company expects that revenue on the majority of its customer contracts will continue to be recognized over time, consistent with its current revenue recognition model.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (‘‘ASU 2016-02’’). Under the new guidance, lessees will be required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: (1) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (2) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. Certain targeted improvements were made to align, where necessary, lessor accounting with the lessee accounting model and Topic 606, Revenue from Contracts with Customers. The new lease guidance simplified the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach. ASU 2016-02 is effective for public companies for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, with early adoption permitted. While the Company is continuing to assess the effect of adoption, the Company currently believes the most significant changes relate to the recognition of right-of-use (“ROU”) assets and lease liabilities on our balance sheet for operating leases of the building of certain data centres. As of December 31, 2016, the Company had operating lease commitments expiring within 20 years from the inception of the lease. The amount of the Company’s future minimum lease payments under operating leases was RMB838,213 as of December 31, 2016.

In March 2016, the FASB issued ASU 2016-09, “Compensation - Stock Compensation (Topic 718),” which simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. ASU 2016-09 is effective for public complies for fiscal years beginning after December 15, 2016. The Company is evaluating the impact that ASU 2016-09 will have on its consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments - Credit Losses (Topic 326).” The amendments in this ASU replace the “incurred loss” methodology for recognizing credit losses with a methodology that reflects expected credit losses and requires consideration of a broader range of information including past events, current conditions and reasonable and supportable forecasts that affect the collectibility of reported amounts of financial assets that are not accounted for at fair value through net income, such as loans, certain debt securities, trade receivables, net investment in leases, off-balance sheet credit exposures and reinsurance receivables. Under the current GAAP incurred loss methodology, recognition of the full amount of credit losses is generally delayed until the loss is probable of incurring. Current GAAP restricts the ability to record credit losses that are expected, but do not yet meet the probability threshold. ASU 2016-13 becomes effective for public complies for fiscal years beginning after December 15, 2019. The Company is evaluating the impact that ASU 2016-13 will have on its consolidated financial statements and related disclosures.

In August 2016, the FASB issued ASU 2016-15, “Classification of Certain Cash Receipts and Cash Payments (Topic 230).” The new guidance is intended to reduce diversity in how certain transactions are classified in the consolidated statement of cash flows. ASU 2016-15 will be effective for public complies for fiscal years beginning after December 15, 2017. The Company is evaluating the impact that ASU 2016-15 will have on its consolidated financial statements and related disclosures.

In October 2016, the FASB issued ASU 2016-16, “Income Taxes (Topic 740), Intra-Entity Transfers of Assets Other Than Inventory.” ASU 2016-16 requires entities to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Current GAAP prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. ASU 2016-16 will be effective for public complies for fiscal years beginning after December 15, 2017. The Company is evaluating the impact that ASU 2016-16 will have on its consolidated financial statements and related disclosures.